UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
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FORM ABS-15G
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ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period October 1, 2013 to December 31, 2013

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SUNTRUST BANK [1]
(Exact name of sponsor as specified in its charter)
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Date of Report (Date of earliest event reported): February 12, 2014

Commission File Number of securitizer: 025-00937

Central Index Key Number of securitizer: 0001335407

Woodruff Polk, (404) 926-5969
Name and telephone number, including area code, of the person to contact in connection with this filing.
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Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

1SunTrust Bank is filing this Form ABS-15G on behalf of itself and its affiliated securitizers specified below in respect of the following transactions (the “Specified Transactions”): SunTrust Student Loan Trust 2006-1; Baker Street Funding CLO 2005-1 Ltd; Mountain View Funding CLO 2006-1 Ltd (on behalf of Seix Structured Products, LLC and SunTrust Equity Funding, LLC); SunTrust Alternative Loan Trust 2005-1F (on behalf of SunTrust Robinson Humphrey Funding, LLC); SunTrust Acquisition Closed-End Seconds Trust 2007-1 (on behalf of SunTrust Robinson Humphrey Funding, LLC); Morgan Stanley Capital I Trust 2005-HQ6; Morgan Stanley Capital I Trust 2005-IQ10; Morgan Stanley Capital I Trust 2006-IQ11; Morgan Stanley Capital I Trust 2006-IQ12; Morgan Stanley Capital I Trust 2006-IQ13; CD 2007-CD5 Mortgage Trust; Banc of America Commercial Mortgage Trust 2006-1; Banc of America Commercial Mortgage Trust 2006-5; and Banc of America Commercial Mortgage Trust 2007-3. This report only contains information with respect to the assets sold by SunTrust Bank and such affiliated securitizers with respect to the Specified Transactions.

SunTrust Bank has attempted to gather the information required by this Form ABS-15G and Rule 15Ga-1 by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which SunTrust Bank is a securitizer, (ii) gathering information in SunTrust Bank's records regarding demands for repurchase or replacement of pool assets in Specified Transactions for breaches of representations or warranties concerning those pool assets that is required to be reported on Form ABS-15G (“Reportable Information”), and (iii) requesting Reportable Information from, or entering into a written agreement with, trustees to provide Reportable Information that is within their respective possession and which has not been previously provided to us. SunTrust Bank has not undertaken to independently verify the information provided by any trustee, nor has the information in this Form ABS-15G been verified by any third party. Certain information in the table below may have been omitted because it was unknown and not available to the securitizer without unreasonable effort or expense. The securitizer believes that it has substantially complete information based on its records.

REPRESENTATION AND WARRANTY INFORMATION
Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator [1]			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within current period)			Demand in Dispute			Demand Withdrawn [2]			Demand Rejected
			(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($) [3]	(%) [4]	(#)	($)	(%)
Alt-A/Second Lien
SunTrust Acquisition Closed-End Seconds Trust, Series 2007-1 (CIK # 0001397976) [2]	X	American Home Mortgage	3,770	251,480,115	67.81%	—	—	—%	—	—	—%	—	—	—%	—	—	—%	309	42,336,059	90.84%	—	—	—%
		Fidelity & Trust	93	7,158,351	1.93%	—	—	—%	—	—	—%	—	—	—%	—	—	—%	4	396,597	0.85%	—	—	—%
		First Financial Equities, Inc	9	568,113	0.15%	—	—	—%	—	—	—%	—	—	—%	—	—	—%	0	0	0.00%	—	—	—%
		Lancaster Mortgage	97	7,844,786	2.12%	—	—	—%	—	—	—%	—	—	—%	—	—	—%	34	2,646,920	5.68%	—	—	—%
		MortgageIT	176	9,814,578	2.65%	—	—	—%	—	—	—%	—	—	—%	—	—	—%	10	932,029	2.00%	—	—	—%
		New Century Mortgage Corporation	667	38,142,432	10.28%	—	—	—%	—	—	—%	—	—	—%	—	—	—%	330	21,296,871	45.70%	—	—	—%
		Option One Mortgage Corporation	333	16,789,185	4.53%	—	—	—%	—	—	—%	—	—	—%	—	—	—%	9	894,338	1.92%	—	—	—%
		Peoples Choice Home Loan	250	18,938,160	5.11%	—	—	—%	—	—	—%	—	—	—%	—	—	—%	44	4,450,056	9.55%	—	—	—%
		Quicken Loans	372	20,112,907	5.42%	—	—	—%	—	—	—%	—	—	—%	—	—	—%	229	13,025,250	27.95%	—	—	—%
		SunTrust Mortgage Inc. [1]	245	11,864,901		—	—	—%	—	—	—%	—	—	—%	—	—	—%	39	1,823,639	3.91%	—	—	—%
Total Alt-A/Second Lien			6,012	382,713,528		—	—		—	—		—	—		—	—		1,008	87,801,759		—	—
1 The original principal balance at the time of securitization was $370,848,626. Percentages reflect originators at the time of securitization (the closing date). The loans originated by SunTrust Mortgage, Inc. were substituted into the trust subsequent to closing. Based on the December 2008 remittance report, when the substitution was reported, the principal balance of the SunTrust Mortgage, Inc. loans was 5.8% of the $204.7 million beginning principal balance of the mortgage loans as set forth in such remittance report.
2 On November 13, 2013, the securitizer and the Trustee on behalf of the Trust entered into a settlement agreement in which the Trust granted a release to the securitizer of all claims relating to this transaction, including all claims for breaches of representations and warranties in the transaction documents. In consideration of the settlement, the securitizer paid the Trust a cash amount. The securitizer also entered into a separate settlement agreement with the controlling beneficial certificate holder.
3 For consistency, balances reflect the original principal balances of the applicable loans. For 233 of these loans, the reported balances in the servicer's reports as of December 31, 2013 (the reporting period end date) was $0. The aggregate original principal balance of these 233 loans was $36,376,032. For 775 of these loans, the reported balances in the servicer's reports as of December 31, 2013 was $9,836,041. The aggregate original principal balance of these 775 loans was $51,425,727. Including realized losses (charged off loans), this demand totaled $40.8 million.
4 For each originator, the numerator is the original principal balance at issuance and the denominator is the aggregate pool principal balance as of December 31, 2013, the reporting period end date. The aggregate principal balance of all 1,008 loans as of December 31, 2013 was $9,836,041 as reflected in the servicer's report for such date. Using this number as the numerator and the aggregate pool principal balance as of December 31, 2013 as the denominator would result in a percentage equal to 21.1%.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

SUNTRUST BANK
(Securitizer)

Date: February 12, 2014	By: /s/ Joseph Franke
Name: Joseph Franke
Title: Senior Vice President, Head of Asset Securitization